Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended							12 Months Ended
	Jun. 30, 2020	Mar. 24, 2020	Jan. 01, 2020	Jun. 30, 2019	Jan. 01, 2019	Jun. 30, 2018	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation														$ 1.9	$ 0.2	$ 2.1
2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding														25,700,000	26,575,000
2degrees | Equity classified award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding														23,500,000
2degrees | Liability classified award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding														2,200,000
Other expense | 2degrees | Liability classified award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in Fair Value of Stock Options														$ 0.7
Employee Stock Option | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize award														1 year 4 months 24 days
Options with terms modified during the period, number	20,100,000							20,100,000								9,800,000
Expiration date after modification								May 31, 2023								May 31, 2021
Earliest expiration date before modification								2020								2018
Latest expiration date before modification								2023								2020
Weighted-average grant date fair value of option granted															$ 0.42	$ 0.24
Total intrinsic value of options redeemed or exercised														$ 0.4	$ 0.5	$ 0.2
Unrecognized compensation costs, option														$ 0.3
Share-based Payment Award, Number of Shares Classified As Liability								2,200,000
Share-based Payment Award, Value, Shares Classified As Liability								$ 1.4
Employee Stock Option | 2degrees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, requisite service period														3 years
Employee Stock Option | General and administrative | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity based compensation expense								1.7								0.7
Employee Stock Option | Other expense | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional equity based compensation expense								$ 0.4
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Common Shares and Class C Units authorized for issuance as RSUs														7.50%
Share based payment award, restricted stock units grant date fair value														$ 1.4	$ 2.4	$ 4.2
Share based payment award, restricted stock units grant date price per common share														$ 0.84	$ 1.57	$ 4.20
Restricted stock units vested														834,660
Outstanding unvested RSUs														3,339,036	2,490,277
Unrecognized compensation costs, RSUs														$ 3.4
Weighted-average period to recognize award														1 year 10 months 24 days
Share based payment award, restricted stock unit granted														1,700,000
Maximum number of common shares that may be issued														6,416,460
Restricted Stock Units (RSUs) | Grants Made in 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs, RSUs														$ 1.1
Restricted Stock Units (RSUs) | Time Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period description														These performance-based RSUs vest on a straight-line basis over a four-year period, subject to continued service through the applicable vesting dates.
Restricted stock units vested	274,995		460,484	275,001	171,727	403,118
Issuance of shares related to RSUs, net of employee tax withholding							242,499			348,404	241,645	133,021	357,684
Restricted Stock Units (RSUs) | Performance Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested		99,181
Issuance of shares related to RSUs, net of employee tax withholding									83,779
Restricted Stock Units (RSUs) | Common Shares and Class C Units | Share-based Payment Arrangement, Insider
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Common Shares and Class C Units authorized for issuance as RSUs														10.00%
Maximum number of common shares that may be issued														8,555,280
Restricted Stock Units (RSUs) | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period															4 years
Share based payment award, vesting period description														The Restricted Class C Units vest over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee's continued service. There are no voting rights or rights to receive distributions prior to vesting for unvested Restricted Class C Units.
Share based payment award, restricted stock units grant date fair value																	$ 1.5
Outstanding unvested RSUs														48,033
Share based compensation expense														$ 0.4	$ 0.4	$ 0.4
Share based payment award, restricted stock unit granted																	192,130
Restricted Stock Units (RSUs) | Class C Units | Share-based Payment Arrangement, Insider
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative number of shares issued through a compensation plan														981,552
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense														$ 3.1	$ 3.2	$ 3.4